Net Deferred Tax Position - Summary of Net Deferred Tax Position (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets (liabilities)	€ 2,685	€ 2,377	€ 1,819
Consolidation adjustments (intragroup margin in inventory) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets (liabilities)	969	1,095	1,074
Provision for pensions and other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets (liabilities)	1,263	1,538	1,522
Remeasurement of other acquired intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets (liabilities)	(1,713)	(2,797)	(3,370)
Recognition of acquired property, plant and equiment at fair value [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets (liabilities)	(36)	(44)	(48)
Equity interests in subsidiaries and investments in other entities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets (liabilities)	(592)	(818)	(833)
Tax losses available for carry-forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets (liabilities)	1,059	1,070	1,162
Stock options and share-based payments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets (liabilities)	88	126	131
Accrued expenses and provisions deductible at time of payments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets (liabilities)	1,344	2,202	2,061
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets (liabilities)	€ 303	€ 5	€ 120